Leases - Schedule of Rentals Receivable Under Non-cancellable Operating Leases (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Rentals receivable under non-cancellable operating leases	₱ 48	₱ 102
Less than 1 year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Rentals receivable under non-cancellable operating leases	48	54
After one year but not more than five years [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Rentals receivable under non-cancellable operating leases		48
Later than five years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Rentals receivable under non-cancellable operating leases